Description of Business (Tables)	9 Months Ended
Jul. 29, 2011
Business Combinations [Abstract]
Purchase price for acquisition
We purchased all of the outstanding shares of LeTourneau.  The preliminary purchase price for the acquisition was as follows:

(in thousands)
Cash consideration	$1,100,000
Working capital purchase price adjustments	(54,346)
$1,045,654

Preliminary estimated fair value of assets acquired and liabilities assumed

The excess of the purchase price over the net tangible and identifiable intangible assets is reflected as goodwill.  The amount allocated to intangible assets and goodwill for tax purposes is expected to be tax deductible as a result of our election under Section 338(h) (10) of the Internal Revenue Code.  The following table summarizes the preliminary estimates of fair value of the assets acquired and the liabilities assumed as of the acquisition date:

(in thousands)
Assets Acquired:
Cash and cash equivalents	$4,714
Accounts receivable	57,237
Inventories	199,214
Other current assets	187
Current assets of discontinued operations	330,268
Property, plant and equipment	85,609
Other intangible assets and goodwill	488,162
Other non-current assets	535
Non-current assets of discontinued operations	234,240
Total assets acquired	1,400,166
Liabilities Assumed:
Accounts payable	(37,161)
Employee compensation and benefits	(10,576)
Advance payments and progress billings	(97,228)
Other accrued liabilities	(20,039)
Current liabilities of discontinued operations	(189,508)
Total liabilities assumed	(354,512)
$1,045,654

Pro forma financial information
The following unaudited pro forma financial information for the three and nine months ended July 29, 2011 and July 30, 2010 reflect the results of continuing operations as if the acquisition had been completed on October 30, 2010 and October 31, 2009, respectively.  Pro forma adjustments have been made for changes in depreciation and amortization expenses related to the valuation of the acquired fixed and intangible assets at fair value, the elimination of non-recurring items, the addition of incremental costs related to debt used to finance the acquisition, and the tax benefits related to the increased costs.

	Quarter Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
	2011	2010	2011	2010
Net sales	$1,203,786	$922,202	$3,284,766	$2,641,619
Income from continuing operations	$175,015	$124,192	$446,593	$318,915
Basic earnings per share from continuing operations	$1.66	$1.20	$4.26	$3.09
Diluted earnings per share from continuing operations	$1.64	$1.18	$4.19	$3.05

Discontinued Operations
The operating results of the discontinued operations included in the consolidated financial statements for the three months and nine months ended July 29, 2011 follow:

(in thousands)
Net sales	$19,536
Income before income taxes	$1,941
Provision for income taxes	641
Income from discontinued operations, net of tax	$1,300

Assets and liabilities of discontinued operations
The following are the assets and liabilities of the discontinued operations as of July 29, 2011:

July 29,
(in thousands)	2011
Accounts receivable, net	49,399
Inventories	274,674
Other current assets	27,506
Total current assets of discontinued operations	$351,579

Property, plant and equipment, net	$116,528
Other intangible assets and goodwill	115,834
Other non-current assets	718
Total non-current assets of discontinued operations	$233,080

Accounts payable	$52,536
Employee compensation and benefits	12,709
Advance payments and progress billings	102,043
Other accrued liabilities	33,452
Total current liabilities of discontinued operations	$200,740